Time charter revenues and related contract balances - Direct financing lease receivable and unguaranteed residual value (Details) - USD ($)	3 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Sep. 30, 2020	Dec. 31, 2019
Direct financing lease
Minimum lease payments	$ 589,074,000	$ 589,074,000	$ 589,074,000
Unguaranteed residual value	146,000,000	146,000,000	146,000,000
Unearned income	(440,345,000)	(440,345,000)	(440,345,000)
Initial direct cost, net	3,095,000	3,095,000	3,095,000
Net investment in financing lease	297,824,000	297,824,000	297,824,000
Principal repayment and amortization	(22,295,000)	(22,295,000)	(18,920,000)
Allowance for credit loss	(96,000)	(96,000)	0
Net investment in financing lease at period end	275,433,000	275,433,000	278,904,000
Less: Current portion	(4,861,000)	(4,861,000)	(4,551,000)
Long term net investment in financing lease	270,572,000	270,572,000	274,353,000
Net investment in financing lease consists of:
Financing lease receivable	233,839,000	233,839,000	240,000,000
Unguaranteed residual value	41,594,000	41,594,000	38,904,000
Net investment in financing lease at period end	275,433,000	275,433,000	278,904,000
Impairment losses for financing lease			$ 0
Allowance for expected credit losses	$ 0	$ 0